[WELLS FARGO FUNDS LOGO]

WELLS FARGO WEALTHBUILDER PORTFOLIOS

SEMI-ANNUAL REPORT

WEALTHBUILDER GROWTH BALANCED PORTFOLIO

WEALTHBUILDER GROWTH AND INCOME PORTFOLIO

WEALTHBUILDER GROWTH PORTFOLIO


NOVEMBER 30, 2002

[GRAPHIC]

                                                        WEALTHBUILDER PORTFOLIOS

TABLE OF CONTENTS

LETTER TO SHAREHOLDERS                                                     1

PERFORMANCE HIGHLIGHTS

   GROWTH BALANCED PORTFOLIO                                               2
   GROWTH AND INCOME PORTFOLIO                                             4
   GROWTH PORTFOLIO                                                        6

PORTFOLIO OF INVESTMENTS

   GROWTH BALANCED PORTFOLIO                                               8
   GROWTH AND INCOME PORTFOLIO                                             9
   GROWTH PORTFOLIO                                                       10

FINANCIAL STATEMENTS

   STATEMENTS OF ASSETS AND LIABILITIES                                   12
   STATEMENTS OF OPERATIONS                                               13
   STATEMENTS OF CHANGES IN NET ASSETS                                    14
   FINANCIAL HIGHLIGHTS                                                   16

NOTES TO FINANCIAL STATEMENTS                                             18

BOARD OF TRUSTEES                                                         21

LIST OF ABBREVIATIONS                                                     23

                NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE

THIS PAGE IS INTENTIONALLY LEFT BLANK --

                                                        WEALTHBUILDER PORTFOLIOS

DEAR VALUED SHAREHOLDER,

      We are pleased to present this semi-annual report for the six-month period ended November 30, 2002. This report provides information regarding the three Wells Fargo WealthBuilder Portfolios, and economic and market commentary covering the six-month period.

      The economy was struggling to emerge from a soft patch that weighed on stocks and carried U.S.Treasury interest rates to historic lows earlier in the reporting period. By the end of the period, investors sensed that a growth recovery was underway and stocks posted significant gains. Consumer sentiment improved during the period as did automobile sales and other retail sales. A decline in non-farm payrolls and an increase in the unemployment rate to a seven-month high may be an indication of a jobless recovery and continued cost cutting pressures rather than a relapse of economic activity.

      We believe that the economy will probably register a modest 3% growth rate in 2003 reflecting ongoing declines in household wealth, the dollar's strength and a slumping commercial real estate market. The economy's positive growth in 2002 and beyond is due to support from subdued inflation, low interest rates and the Federal Reserve Board's cut in its Federal Funds rate to 1.25% in early November 2002.

      The news on inflation turned around as worries about deflation in some parts of the economy were accompanied by a rise in consumer price inflation and commodity price increases. However, the odds may favor an increase of inflation to a moderate 2%-2.5% rate in 2003 from the extraordinarily low 1.6% rate in 2002--perhaps strong enough to dim investor optimism.

TACTICAL ASSET ALLOCATION MODEL SIGNALS SHIFT

      The proportion of assets invested in stock or bond mutual funds in the Growth Balanced Portfolio was determined by the Tactical Asset Allocation
    (TAA) Model. During the six-month period, the Fund's bond holdings outperformed its stock holdings. The (TAA) Model, which seeks to enhance portfolio returns by shifting assets between stocks and bonds, has maintained a 15% shift toward stocks since the shift occurred on June 24, 2002.

      For the Growth Portfolio, there were no changes in the Tactical Equity Allocation (TEA) Model allocation during the six-month period ended November 30, 2002. To make a change in the Fund's asset allocation, confirmation is needed of a change in both relative momentum and fundamentals. At the end of the period, the TEA model determined that relative momentum favored international, small company and value stocks so we continued to emphasize these asset classes.

      The target allocation for the Growth and Income Portfolio is not model driven and remained constant.

LOOKING AHEAD

      Experienced investors understand that a risk during difficult times is to steer their portfolios off course--and potentially jeopardize reaching their financial goals. They understand generally that markets move in cycles, and that investors should expect to encounter both bull and bear periods over the years.

      If you have any questions or concerns about your investments, or seek additional information, please contact your investment professional or call us at 1-800-222-8222.

      Thank you for investing in WELLS FARGO FUNDS(R).

    Sincerely,

    /s/ Michael J. Hogan

    Michael J. Hogan
    President
    WELLS FARGO FUNDS

WEALTHBUILDER PORTFOLIOS                                  PERFORMANCE HIGHLIGHTS

WEALTHBUILDER GROWTH BALANCED PORTFOLIO

INVESTMENT OBJECTIVE

    The Wells Fargo WealthBuilder Growth Balanced Portfolio (the Portfolio) seeks a balance of capital appreciation and current income.

ADVISER
    Wells Fargo Funds Management, LLC

SUB-ADVISER
    Wells Capital Management Incorporated

PORTFOLIO MANAGERS
    Galen Blomster, CFA
    David S. Lunt, CFA

INCEPTION DATE
    10/1/97

PERFORMANCE HIGHLIGHTS

      The Portfolio returned (9.97)%(1) for the six-month period ended November 30, 2002, excluding sales charges, outperforming the S&P 500 Index(2), which returned (11.49)%. However, the Portfolio underperformed the Lehman Brothers U.S. Government/Credit Index(3), which returned 5.64% during the same period.

      The assets of the WealthBuilder Growth Balanced Portfolio remained invested in twelve different stock and bond mutual funds during the period. The proportion of assets invested in stock or bond mutual funds was determined by the Tactical Asset Allocation (TAA) Model, a proprietary investment strategy that seeks to enhance Portfolio performance by shifting assets based upon compelling disparities between the two markets. There were no changes in the portfolio holdings during the six months ended November 30, 2002.

      Even though the Portfolio's bond holdings outperformed its stock holdings during the six-month period, the TAA Model has maintained the 15% shift toward stocks which occurred on June 24, 2002 because our discipline of shifting toward the cheaper asset at compelling opportunities historically has been effective in adding value during unpredictable market environments. In implementing the shift toward stocks, the Portfolio employed a hedged futures overlay transaction, thus keeping the Portfolio's underlying assets near their long-term strategic allocation. With the shift toward stocks, the Portfolio maintained a long position in S&P 500 Index futures and was short in the long-term U.S. Treasury bond futures. With the futures overlay, the Portfolio had an effective target allocation of 80% stocks and 20% bonds.

STRATEGIC OUTLOOK

      The dramatic revaluation in stocks relative to bonds, which occurred during the third quarter of 2002, has made stocks even more attractive relative to bonds. The Portfolio will remain over-weighted in stocks until the relative valuation between stocks and bonds returns to a more normal environment.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Portfolio's Adviser has committed through September 30, 2003, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Portfolio. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Portfolio's returns would have been lower.

    Performance shown for the Wells Fargo WealthBuilder Growth Balanced Portfolio for periods prior to November 8, 1999, reflects performance of the Norwest Advantage WealthBuilder II Growth Balanced Portfolio, its predecessor portfolio. Effective at the close of business November 5, 1999, the Norwest Advantage Funds were reorganized into the WELLS FARGO FUNDS. The maximum front-end sales charge is 1.50%.

(2) The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility, and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF NOVEMBER 30, 2002)

                                               INCLUDING SALES CHARGE                   EXCLUDING SALES CHARGE
                                        -------------------------------------   -------------------------------------
                                                                     LIFE OF                                 LIFE OF
                                        6-MONTH*  1-YEAR    5-YEAR  PORTFOLIO   6-MONTH*  1-YEAR   5-YEAR   PORTFOLIO
Wells Fargo WealthBuilder Growth
  Balanced Portfolio                     (11.32)  (13.15)    1.53     1.43        (9.97)  (11.83)   1.84      1.72
Benchmarks
  S&P 500 Index(2)                                                               (11.49)  (16.51)   0.97      1.16
  Lehman Brothers U.S. Government/
    Credit Index(3)                                                                5.64     7.32    7.28      7.48

*   RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

PORTFOLIO CHARACTERISTICS
(AS OF NOVEMBER 30, 2002)

Portfolio Turnover                    22%
Net Asset Value (NAV)             $ 9.57

[CHART]

PORTFOLIO ALLOCATION(4) (AS OF NOVEMBER 30, 2002)

Stock Funds                           66%
Bond Funds                            32%
Cash                                   2%

MUTUAL FUNDS AND MASTER PORTFOLIOS HELD(4)
(AS OF NOVEMBER 30, 2002)

Wells Fargo Intermediate Government
  Income Fund                                                       12%
Wells Fargo Income Fund                                             11%
Wells Fargo Equity Income Portfolio                                 10%
Putnam International Growth Fund                                     6%
AIM Blue Chip Fund                                                  10%
Wells Fargo Large Company Growth Portfolio                           9%
Wells Fargo Small Cap Growth Fund                                    7%
Wells Fargo International Equity Portfolio                           7%
Dreyfus Emerging Leaders Fund                                        6%
AIM Basic Value Fund                                                10%
MFS High Income Fund                                                 5%
AXP Global Bond Fund                                                 5%

[CHART]

GROWTH OF $10,000 INVESTMENT(5)

                 WELLS FARGO WEALTHBUILDER                        LEHMAN BROTHERS U.S. GOV'T/
                 GROWTH BALANCED PORTFOLIO      S&P 500 INDEX     CREDIT INDEX
10/97                             $  9,850           $ 10,000                       $ 10,000
10/97                             $  9,811           $  9,666                       $ 10,160
11/97                             $  9,820           $ 10,114                       $ 10,214
12/97                             $  9,912           $ 10,287                       $ 10,321
01/98                             $  9,971           $ 10,401                       $ 10,466
02/98                             $ 10,386           $ 11,151                       $ 10,445
03/98                             $ 10,702           $ 11,721                       $ 10,477
04/98                             $ 10,811           $ 11,841                       $ 10,530
05/98                             $ 10,673           $ 11,637                       $ 10,643
06/98                             $ 10,762           $ 12,110                       $ 10,751
07/98                             $ 10,554           $ 11,981                       $ 10,760
08/98                             $  9,418           $ 10,250                       $ 10,970
09/98                             $  9,714           $ 10,907                       $ 11,284
10/98                             $ 10,356           $ 11,794                       $ 11,204
11/98                             $ 10,910           $ 12,509                       $ 11,271
12/98                             $ 11,419           $ 13,229                       $ 11,299
01/99                             $ 11,668           $ 13,786                       $ 11,379
02/99                             $ 11,310           $ 13,356                       $ 11,108
03/99                             $ 11,608           $ 13,890                       $ 11,164
04/99                             $ 11,956           $ 14,428                       $ 11,191
05/99                             $ 11,767           $ 14,087                       $ 11,076
06/99                             $ 12,175           $ 14,854                       $ 11,041
07/99                             $ 12,026           $ 14,390                       $ 11,011
08/99                             $ 11,896           $ 14,319                       $ 11,002
09/99                             $ 11,797           $ 13,926                       $ 11,101
10/99                             $ 12,235           $ 14,808                       $ 11,130
11/99                             $ 12,593           $ 15,108                       $ 11,124
12/99                             $ 13,070           $ 15,998                       $ 11,056
01/00                             $ 12,824           $ 15,195                       $ 11,053
02/00                             $ 13,070           $ 14,908                       $ 11,191
03/00                             $ 13,582           $ 16,366                       $ 11,353
04/00                             $ 13,295           $ 15,873                       $ 11,298
05/00                             $ 13,029           $ 15,548                       $ 11,288
06/00                             $ 13,500           $ 15,932                       $ 11,518
07/00                             $ 13,387           $ 15,683                       $ 11,640
08/00                             $ 13,858           $ 16,657                       $ 11,804
09/00                             $ 13,561           $ 15,778                       $ 11,849
10/00                             $ 13,428           $ 15,711                       $ 11,924
11/00                             $ 12,947           $ 14,473                       $ 12,128
12/00                             $ 13,346           $ 14,544                       $ 12,351
01/01                             $ 13,500           $ 15,061                       $ 12,553
02/01                             $ 12,708           $ 13,687                       $ 12,671
03/01                             $ 12,048           $ 12,819                       $ 12,769
04/01                             $ 12,840           $ 13,815                       $ 12,736
05/01                             $ 12,862           $ 13,908                       $ 12,807
06/01                             $ 12,653           $ 13,570                       $ 12,868
07/01                             $ 12,543           $ 13,437                       $ 13,189
08/01                             $ 12,147           $ 12,596                       $ 13,358
09/01                             $ 11,288           $ 11,578                       $ 13,481
10/01                             $ 11,563           $ 11,799                       $ 13,823
11/01                             $ 12,202           $ 12,704                       $ 13,596
12/01                             $ 12,399           $ 12,816                       $ 13,489
01/02                             $ 12,141           $ 12,629                       $ 13,587
02/02                             $ 11,905           $ 12,385                       $ 13,703
03/02                             $ 12,343           $ 12,851                       $ 13,425
04/02                             $ 12,085           $ 12,072                       $ 13,685
05/02                             $ 11,950           $ 11,983                       $ 13,811
06/02                             $ 11,466           $ 11,130                       $ 13,928
07/02                             $ 10,511           $ 10,263                       $ 14,095
08/02                             $ 10,511           $ 10,329                       $ 14,411
09/02                             $  9,634           $  9,208                       $ 14,721
10/02                             $ 10,230           $ 10,017                       $ 14,580
11/02                             $ 10,758           $ 10,606                       $ 14,589

(3) The Lehman Brothers U.S. Government/Credit Index is an unmanaged index that includes securities in the Lehman Brothers U.S. Government Index and the Lehman Brothers U.S. Credit Index. The Lehman Brothers U.S. Government Index is composed of U.S. Treasury securities with maturities of one year or more and publicly issued debt of U.S. Government agencies. The Lehman Brothers U.S. Credit Index is an unmanaged index composed of publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered. You cannot invest directly in an index.

(4) Portfolio holdings are subject to change.

(5) The chart compares the performance of the Wells Fargo WealthBuilder Growth Balanced Portfolio for the life of the Portfolio with the S&P 500 Index and the Lehman Brothers U.S. Government/Credit Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses and assumes the maximum initial sales charge of 1.50%.

WEALTHBUILDER GROWTH AND INCOME PORTFOLIO

INVESTMENT OBJECTIVE

    The Wells Fargo WealthBuilder Growth and Income Portfolio (the Portfolio) seeks long-term capital appreciation with a secondary emphasis on income.

ADVISER
    Wells Fargo Funds Management, LLC

SUB-ADVISER
    Wells Capital Management Incorporated

PORTFOLIO MANAGERS
    Galen Blomster, CFA
    David S. Lunt, CFA

INCEPTION DATE
    10/1/97

PERFORMANCE HIGHLIGHTS

      The Portfolio returned (15.22)%(1) for the six-month period ended November 30, 2002, excluding sales charges, underperforming its benchmark, the S&P 500 Index(2), which returned (11.49)%.

      The assets of the WealthBuilder Growth and Income Portfolio were invested in eight different equity mutual funds. The Portfolio seeks enhanced performance with reduced volatility through diversification among different equity investing styles. Accordingly, at November 30, 2002, 29.7% of the assets were invested in large company growth, 30.2% in large company value, 20.3% in small company stock and 19.8% in international styles.

      While the overall stock market was down sharply during the period, large company growth stocks declined the least, due to the fact that they had been hit the hardest earlier in the year. Small company stocks declined the most during the period, as we saw a flight to quality during the sell off in the third quarter. While real economic growth over the period remained encouraging, the equity market struggled.

STRATEGIC OUTLOOK

      During heightened equity market volatility and rapid changes in market leadership, as we have seen over the past several years, maintaining a long-term strategic asset allocation with broad diversification can prove most beneficial. By the end of the period, policy levers were set for an expansionary mode, including a lower dollar, much lower long-term interest rates and fiscal stimulus. This may result in a marked improvement in the economy in 2003.

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF NOVEMBER 30, 2002)

                                               INCLUDING SALES CHARGE                   EXCLUDING SALES CHARGE
                                        -------------------------------------   -------------------------------------
                                                                     LIFE OF                                 LIFE OF
                                         6-MONTH*  1-YEAR   5-YEAR  PORTFOLIO   6-MONTH*  1-YEAR   5-YEAR   PORTFOLIO
Wells Fargo WealthBuilder Growth and
  Income Portfolio                        (16.49)  (19.82)  (1.25)   (1.74)     (15.22)   (18.59)   (0.96)    (1.45)
Benchmark
  S&P 500 Index(2)                                                              (11.49)   (16.51)    0.97      1.16

*   RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

PORTFOLIO CHARACTERISTICS (AS OF NOVEMBER 30, 2002)

Portfolio Turnover                     9%
NAV                               $ 8.58

[CHART]

PORTFOLIO ALLOCATION(3) (AS OF NOVEMBER 30, 2002)

Large Company Growth              29.7%
Large Company Value               30.2%
Small Company Growth              20.3%
International                     19.8%

MUTUAL FUNDS AND MASTER PORTFOLIOS HELD(3)
(AS OF NOVEMBER 30, 2002)

Wells Fargo Equity Income Portfolio                                          15%
Putnam International Growth Fund                                             10%
AIM Blue Chip Fund                                                           15%
AIM Basic Value Fund                                                         15%
Wells Fargo Large Company Growth Portfolio                                   15%
Wells Fargo International Equity Portfolio                                   10%
Wells Fargo Small Cap Growth Fund                                            10%
Dreyfus Emerging Leaders Fund                                                10%

[CHART]

GROWTH OF $10,000 INVESTMENT(4)

       WELLS FARGO WEALTHBUILDER GROWTH & INCOME PORTFOLIO    S&P 500 INDEX
10/97                                             $  9,850         $ 10,000
10/97                                             $  9,446         $  9,666
11/97                                             $  9,584         $ 10,114
12/97                                             $  9,727         $ 10,287
01/98                                             $  9,835         $ 10,401
02/98                                             $ 10,456         $ 11,151
03/98                                             $ 10,929         $ 11,721
04/98                                             $ 11,067         $ 11,841
05/98                                             $ 10,811         $ 11,637
06/98                                             $ 10,949         $ 12,110
07/98                                             $ 10,604         $ 11,981
08/98                                             $  8,948         $ 10,250
09/98                                             $  9,293         $ 10,907
10/98                                             $  9,963         $ 11,794
11/98                                             $ 10,584         $ 12,509
12/98                                             $ 11,154         $ 13,229
01/99                                             $ 11,480         $ 13,786
02/99                                             $ 11,085         $ 13,356
03/99                                             $ 11,509         $ 13,890
04/99                                             $ 12,003         $ 14,428
05/99                                             $ 11,795         $ 14,087
06/99                                             $ 12,456         $ 14,854
07/99                                             $ 12,239         $ 14,390
08/99                                             $ 12,081         $ 14,319
09/99                                             $ 11,884         $ 13,926
10/99                                             $ 12,565         $ 14,808
11/99                                             $ 13,127         $ 15,108
12/99                                             $ 14,198         $ 15,998
01/00                                             $ 13,760         $ 15,195
02/00                                             $ 14,088         $ 14,908
03/00                                             $ 15,024         $ 16,366
04/00                                             $ 14,536         $ 15,873
05/00                                             $ 14,038         $ 15,548
06/00                                             $ 14,775         $ 15,932
07/00                                             $ 14,457         $ 15,683
08/00                                             $ 15,323         $ 16,657
09/00                                             $ 14,715         $ 15,778
10/00                                             $ 14,447         $ 15,711
11/00                                             $ 13,292         $ 14,473
12/00                                             $ 13,773         $ 14,544
01/01                                             $ 13,899         $ 15,061
02/01                                             $ 12,592         $ 13,687
03/01                                             $ 11,567         $ 12,819
04/01                                             $ 12,550         $ 13,815
05/01                                             $ 12,581         $ 13,908
06/01                                             $ 12,288         $ 13,570
07/01                                             $ 12,006         $ 13,437
08/01                                             $ 11,358         $ 12,596
09/01                                             $ 10,207         $ 11,578
10/01                                             $ 10,542         $ 11,799
11/01                                             $ 11,222         $ 12,704
12/01                                             $ 11,499         $ 12,816
01/02                                             $ 11,200         $ 12,629
02/02                                             $ 10,892         $ 12,385
03/02                                             $ 11,445         $ 12,851
04/02                                             $ 10,988         $ 12,072
05/02                                             $ 10,775         $ 11,983
06/02                                             $ 10,061         $ 11,130
07/02                                             $  8,965         $ 10,263
08/02                                             $  8,986         $ 10,329
09/02                                             $  7,996         $  9,208
10/02                                             $  8,603         $ 10,017
11/02                                             $  9,135         $ 10,606

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Portfolio's Adviser has committed through September 30, 2003, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Portfolio. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Portfolio's returns would have been lower.

    Performance shown for the Wells Fargo WealthBuilder Growth and Income Portfolio for periods prior to November 8, 1999, reflects performance of the Norwest Advantage WealthBuilder II Growth and Income Portfolio, its predecessor portfolio. Effective the close of business November 5, 1999, the Norwest Advantage Funds were reorganized into the WELLS FARGO FUNDS. The maximum front-end sales charge is 1.50%.

(2) The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility, and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

(3) Portfolio holdings are subject to change.

(4) The chart compares the performance of the Wells Fargo WealthBuilder Growth and Income Portfolio for the life of the Portfolio with the S&P 500 Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses and assumes the maximum initial sales charge of 1.50%.

WEALTHBUILDER GROWTH PORTFOLIO

INVESTMENT OBJECTIVE

    The Wells Fargo WealthBuilder Growth Portfolio (the Portfolio) seeks long-term capital appreciation with no emphasis on income.

ADVISER
    Wells Fargo Funds Management, LLC

SUB-ADVISER
    Wells Capital Management Incorporated

PORTFOLIO MANAGERS
    Galen Blomster, CFA
    David S. Lunt, CFA

INCEPTION DATE
    10/1/97

PERFORMANCE HIGHLIGHTS

      The Portfolio returned (16.70 )%(1) for the six-month period ended November 30, 2002, excluding sales charges, underperforming its benchmark, the S&P 500 Index(2), which returned (11.49)% during the period.

      The assets of the WealthBuilder Growth Portfolio remained invested in eight different stock mutual funds. The proportion of assets invested in the various equity styles was determined by the Tactical Equity Allocation (TEA) Model, a proprietary investment strategy that seeks to enhance performance by shifting between equity styles based on changing market conditions. On November 30, 2002, 5.4% of the assets were invested in the large company growth style, 20.0% in the large company value style, 24.1% in the small company style and 50.5% in the international style.

      We continued to witness substantial stock market volatility over the six months ended November 30, 2002. While the overall stock market was down sharply during the period, large company growth stocks declined the least, due to the fact that they had been hit the hardest earlier in the year. Small company stocks declined the most during the period, as we saw a flight to quality during the sell off in the third quarter.

      There were no changes in the TEA Model allocation during the six-month period ended November 30, 2002. To make a change in our asset allocation emphasis, confirmation is needed of a change in both relative momentum and fundamentals. At the end of the period, relative momentum favored international, small company and value stocks.

STRATEGIC OUTLOOK

      We expect to continue with an international, small company, value stock emphasis as of November 30, 2002, based on the asset allocation emphasis determined by the TEA Model. The weakness in the dollar is fundamentally consistent with the international stock emphasis. Also, the continuing trend of a steepening yield curve is fundamentally consistent with an emphasis on small company and value stocks.

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF NOVEMBER 30, 2002)

                                                   INCLUDING SALES CHARGE                   EXCLUDING SALES CHARGE
                                            -------------------------------------   -------------------------------------
                                                                         LIFE OF                                 LIFE OF
                                             6-MONTH*  1-YEAR   5-YEAR  PORTFOLIO   6-MONTH*  1-YEAR   5-YEAR   PORTFOLIO
Wells Fargo WealthBuilder Growth Portfolio    (17.95)  (19.53)  (1.13)   (1.31)     (16.70)   (18.30)   (0.84)    (1.02)
Benchmark
  S&P 500 Index(2)                                                                  (11.49)   (16.51)    0.97      1.16%

*   RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

PORTFOLIO CHARACTERISTICS (AS OF NOVEMBER 30, 2002)

Portfolio Turnover                     9%
Net Asset Value (NAV)             $ 9.28

[CHART]

PORTFOLIO ALLOCATION(3) (AS OF NOVEMBER 30, 2002)

International                     50.5%
Small Company Growth              24.1%
Large Company Value               20.0%
Large Company Growth               5.4%

MUTUAL FUNDS AND MASTER PORTFOLIOS HELD(3)
(AS OF NOVEMBER 30, 2002)

Dreyfus Emerging Leaders Fund                                       13%
Wells Fargo Small Cap Growth Fund                                   11%
Wells Fargo Equity Income Portfolio                                 10%
Putnam International Growth Fund                                    26%
Wells Fargo International Equity Portfolio                          25%
Wells Fargo Large Company Growth Portfolio                           3%
AIM Blue Chip Fund                                                   3%
AIM Basic Value Fund                                                10%

[CHART]

GROWTH OF $10,000 INVESTMENT(4)

          WELLS FARGO WEALTHBUILDER GROWTH PORTFOLIO    S&P 500 INDEX
10/97                                       $  9,850         $ 10,000
10/97                                       $  9,623         $  9,666
11/97                                       $  9,742         $ 10,114
12/97                                       $  9,826         $ 10,287
01/98                                       $  9,925         $ 10,401
02/98                                       $ 10,506         $ 11,151
03/98                                       $ 10,960         $ 11,721
04/98                                       $ 11,118         $ 11,841
05/98                                       $ 10,851         $ 11,637
06/98                                       $ 11,108         $ 12,110
07/98                                       $ 10,782         $ 11,981
08/98                                       $  9,107         $ 10,250
09/98                                       $  9,610         $ 10,907
10/98                                       $ 10,329         $ 11,794
11/98                                       $ 11,039         $ 12,509
12/98                                       $ 11,890         $ 13,229
01/99                                       $ 12,394         $ 13,786
02/99                                       $ 11,969         $ 13,356
03/99                                       $ 12,542         $ 13,890
04/99                                       $ 12,808         $ 14,428
05/99                                       $ 12,473         $ 14,087
06/99                                       $ 13,282         $ 14,854
07/99                                       $ 12,897         $ 14,390
08/99                                       $ 12,799         $ 14,319
09/99                                       $ 12,502         $ 13,926
10/99                                       $ 13,312         $ 14,808
11/99                                       $ 13,835         $ 15,108
12/99                                       $ 15,070         $ 15,998
01/00                                       $ 14,586         $ 15,195
02/00                                       $ 14,922         $ 14,908
03/00                                       $ 16,117         $ 16,366
04/00                                       $ 15,445         $ 15,873
05/00                                       $ 14,784         $ 15,548
06/00                                       $ 15,623         $ 15,932
07/00                                       $ 15,435         $ 15,683
08/00                                       $ 16,344         $ 16,657
09/00                                       $ 15,445         $ 15,778
10/00                                       $ 15,198         $ 15,711
11/00                                       $ 13,914         $ 14,473
12/00                                       $ 14,115         $ 14,544
01/01                                       $ 14,276         $ 15,061
02/01                                       $ 12,599         $ 13,687
03/01                                       $ 11,455         $ 12,819
04/01                                       $ 12,700         $ 13,815
05/01                                       $ 12,810         $ 13,908
06/01                                       $ 12,669         $ 13,570
07/01                                       $ 12,338         $ 13,437
08/01                                       $ 11,716         $ 12,596
09/01                                       $ 10,350         $ 11,578
10/01                                       $ 10,752         $ 11,799
11/01                                       $ 11,435         $ 12,704
12/01                                       $ 11,878         $ 12,816
01/02                                       $ 11,506         $ 12,629
02/02                                       $ 11,143         $ 12,385
03/02                                       $ 11,808         $ 12,851
04/02                                       $ 11,435         $ 12,072
05/02                                       $ 11,214         $ 11,983
06/02                                       $ 10,550         $ 11,130
07/02                                       $  9,311         $ 10,263
08/02                                       $  9,281         $ 10,329
09/02                                       $  8,264         $  9,208
10/02                                       $  8,798         $ 10,017
11/02                                       $  9,342         $ 10,606

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Portfolio's Adviser has committed through September 30, 2003, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Portfolio. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Portfolio's returns would have been lower.

    Performance shown for the Wells Fargo WealthBuilder Growth Portfolio for periods prior to November 8, 1999, reflects performance of the Norwest Advantage WealthBuilder II Growth Portfolio, its predecessor portfolio. Effective at the close of business November 5, 1999, the Norwest Advantage Funds were reorganized into the WELLS FARGO FUNDS. The maximum front-end sales charge is 1.50%.

(2) The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility, and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

(3) Portfolio holdings are subject to change.

(4) The chart compares the performance of the Wells Fargo WealthBuilder Growth Portfolio for the life of the Portfolio with the S&P 500 Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses and assumes the maximum initial sales charge of 1.50%.

WEALTHBUILDER PORTFOLIOS           PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2002
                                                                     (UNAUDITED)

WEALTHBUILDER GROWTH BALANCED PORTFOLIO

SHARES        SECURITY DESCRIPTION                                    VALUE
INVESTMENT COMPANIES - 98.21%

BOND FUNDS - 9.26%
  1,209,987   AXP Global Bond Fund                                $    7,308,327
  2,095,532   MFS High Income Fund                                     7,334,366

                                                                      14,642,693
                                                                  --------------

AFFILIATED BOND FUNDS - 22.90%
  1,839,349   Wells Fargo Income Fund                                 17,381,856
  1,644,902   Wells Fargo Intermediate Government Income Fund         18,850,585
                                                                      36,232,441
                                                                  --------------

STOCK FUNDS - 32.54%
    693,460   AIM Basic Value Fund                                    16,164,568
  1,680,390   AIM Blue Chip Fund                                      15,946,905
    327,428   Dreyfus Emerging Leaders Fund                            9,663,021
    569,048   Putnam International Growth Fund                         9,702,282

                                                                      51,476,776
                                                                  --------------

AFFILIATED STOCK PORTFOLIOS/FUNDS - 33.51%
        N/A   Wells Fargo Equity Income Portfolio                     16,084,733
        N/A   Wells Fargo International Equity Portfolio              11,367,449
        N/A   Wells Fargo Large Company Growth Portfolio              14,334,214
    994,906   Wells Fargo Small Cap Growth Fund                       11,222,539

                                                                      53,008,935
                                                                  --------------
TOTAL INVESTMENT COMPANIES (COST $168,150,818)                       155,360,845
                                                                  --------------

PRINCIPAL                                                                                INTEREST RATE  MATURITY DATE
SHORT-TERM INVESTMENTS - 1.49%

REPURCHASE AGREEMENTS - 0.16%
$   258,843   Banc America Securities - 102% Collateralized by Us Government Securities      1.38%        12/2/02          258,843
                                                                                                                     -------------

US TREASURY BILLS - 1.33%
  2,100,000         US Treasury Bills**                                                      1.78^       12/19/02        2,098,809
                                                                                                                     -------------

TOTAL SHORT-TERM INVESTMENTS (COST $2,357,117)                                                                           2,357,652
                                                                                                                     -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $170,507,935)*                      99.70%                                                                     $ 157,718,497
Other Assets and Liabilities, Net          0.30                                                                            471,205
                                         ------                                                                      -------------
TOTAL NET ASSETS                         100.00%                                                                     $ 158,189,702
                                         ======                                                                      =============

^  YIELD TO MATURITY.
** THIS US TREASURY BILL WAS PLEDGED TO COVER MARGIN REQUIREMENTS FOR OPEN
   FUTURE CONTRACTS (SEE NOTE 2).
* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED DEPRECIATION CONSISTS OF:

   Gross Unrealized Appreciation                  $   2,156,510
   Gross Unrealized Depreciation                    (14,945,948)
                                                  -------------
   NET UNREALIZED DEPRECIATION                    $ (12,789,438)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

WEALTHBUILDER GROWTH AND INCOME PORTFOLIO

SHARES        SECURITY DESCRIPTION                                                 VALUE
INVESTMENT COMPANIES - 99.72%

STOCK FUNDS - 49.94%
    292,612   AIM Basic Value Fund                                              $  6,820,803
    701,308   AIM Blue Chip Fund                                                   6,655,424
    155,184   Dreyfus Emerging Leaders Fund                                        4,579,496
    261,233   Putnam International Growth Fund                                     4,454,033

                                                                                  22,509,756
                                                                                ------------

AFFILIATED STOCK PORTFOLIOS/FUNDS - 49.78%
        N/A   Wells Fargo Equity Income Portfolio                                  6,730,310
        N/A   Wells Fargo International Equity Portfolio                           4,478,911
        N/A   Wells Fargo Large Company Growth Portfolio                           6,695,821
    401,497   Wells Fargo Small Cap Growth Fund                                    4,528,894

                                                                                  22,433,936
                                                                                ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $56,534,799)*                          99.72%                             $ 44,943,692
Other Assets and Liabilities, Net             0.28                                   125,751
                                            ------                              ------------
Total Net Assets                            100.00%                             $ 45,069,443
                                            ======                              ============

* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED DEPRECIATION CONSISTS OF:

    Gross Unrealized Appreciation                  $       82,663
    Gross Unrealized Depreciation                     (11,673,770)
                                                   --------------
    NET UNREALIZED DEPRECIATION                    $  (11,591,107)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

WEALTHBUILDER GROWTH PORTFOLIO

SHARES        SECURITY DESCRIPTION                                   VALUE
INVESTMENT COMPANIES - 100.14%

STOCK FUNDS - 51.11%

    329,155   AIM Basic Value Fund                                $  7,672,615
    217,481   AIM Blue Chip Fund                                     2,063,901
    339,137   Dreyfus Emerging Leaders Fund                         10,007,952
  1,189,426   Putnam International Growth Fund                      20,279,726

                                                                    40,024,194
                                                                  ------------

AFFILIATED STOCK PORTFOLIOS/FUNDS - 49.03%
        N/A   Wells Fargo Equity Income Portfolio                    8,033,933
        N/A   Wells Fargo International Equity Portfolio            19,333,425
        N/A   Wells Fargo Large Company Growth Portfolio             2,129,912
    789,223   Wells Fargo Small Cap Growth Fund                      8,902,444

                                                                    38,399,714
                                                                  ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $93,271,920)*                  100.14%                      $ 78,423,908
Other Assets and Liabilities, Net     (0.14)                          (113,456)
                                     ------                       ------------
TOTAL NET ASSETS                     100.00%                      $ 78,310,452
                                     ======                       ============

* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED DEPRECIATION CONSISTS OF:

    Gross Unrealized Appreciation        $      42,459
    Gross Unrealized Depreciation          (14,890,471)
                                         -------------
    NET UNREALIZED DEPRECIATION          $ (14,848,012)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THIS PAGE IS INTENTIONALLY LEFT BLANK --

WEALTHBUILDER PORTFOLIOS                    STATEMENTS OF ASSETS & LIABILITIES--
                                                    NOVEMBER 30, 2002(UNAUDITED)

                                                                           WEALTHBUILDER       WEALTHBUILDER
                                                                         GROWTH BALANCED     GROWTH & INCOME     WEALTHBUILDER
                                                                               PORTFOLIO           PORTFOLIO  GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
  In securities, at market value (see cost below)                          $ 157,718,497        $ 44,943,692     $  78,423,908
  Cash                                                                            50,000              50,000            50,000
  Receivable for dividends, interest and other receivables                       125,607                   0                 0
  Receivable for fund shares issued                                              792,190             168,726            51,500
  Prepaid expenses and other assets                                                6,859               1,044                 0
                                                                           -------------        ------------     -------------
TOTAL ASSETS                                                                 158,693,153          45,163,462        78,525,408
                                                                           -------------        ------------     -------------

LIABILITIES
  Payable for fund shares redeemed                                               106,531              26,334            49,474
  Payable to other related parties                                                61,301              17,286            30,006
  Payable to investment advisor and affiliates                                    61,254              17,310            30,068
  Payable for daily variation margin on financial futures contracts              141,406                   0                 0
  Accrued expenses and other liabilities                                         132,959              33,089           105,408
                                                                           -------------        ------------     -------------
TOTAL LIABILITIES                                                                503,451              94,019           214,956
                                                                           -------------        ------------     -------------
TOTAL NET ASSETS                                                           $ 158,189,702        $ 45,069,443     $  78,310,452
                                                                           -------------        ------------     -------------

NET ASSETS CONSIST OF:
  Paid-in capital                                                          $ 184,376,858        $ 64,610,416     $ 115,068,548
  Undistributed net investment income (loss)                                   1,925,521            (219,895)         (385,738)
  Undistributed net realized loss on investments                             (16,672,793)         (7,729,971)      (21,524,346)
  Net unrealized depreciation of investments                                 (12,789,438)        (11,591,107)      (14,848,012)
  Net unrealized appreciation of futures                                       1,349,554                   0                 0
                                                                           -------------        ------------     -------------
TOTAL NET ASSETS                                                           $ 158,189,702        $ 45,069,443     $  78,310,452
                                                                           -------------        ------------     -------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets                                                                 $ 158,189,702        $ 45,069,443     $  78,310,452
shares outstanding                                                            16,534,258           5,254,200         8,440,731
net asset value per share                                                  $        9.57        $       8.58     $        9.28
Maximum offering price per share(1)                                        $        9.72        $       8.71     $        9.42
                                                                           -------------        ------------     -------------
INVESTMENTS AT COST                                                        $ 170,507,935        $ 56,534,799     $  93,271,920
                                                                           -------------        ------------     -------------

(1)  MAXIMUM OFFERING PRICE IS COMPUTED AS 100/98.5 OF NET ASSET VALUE.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS -- FOR THE SIX MONTHS ENDED    WEALTHBUILDER PORTFOLIOS
NOVEMBER 30, 2002 (UNAUDITED)

                                                                           WEALTHBUILDER       WEALTHBUILDER
                                                                         GROWTH BALANCED     GROWTH & INCOME     WEALTHBUILDER
                                                                               PORTFOLIO           PORTFOLIO  GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividends                                                                $   1,741,615        $    133,035     $     250,862
  Interest                                                                        31,388               6,769            16,880
  Expenses allocated from affiliated Core Portfolios                            (120,304)            (81,116)         (156,440)
                                                                           -------------        ------------     -------------
TOTAL INVESTMENT INCOME                                                        1,652,699              58,688           111,302
                                                                           -------------        ------------     -------------

EXPENSES
  Advisory fees                                                                 (260,582)            (78,567)         (141,014)
  Administration fees                                                           (111,678)            (33,672)          (60,435)
  Portfolio accounting fees                                                      (15,206)            (12,402)          (12,287)
  Transfer agent                                                                 (35,479)            (23,144)          (41,360)
  Distribution fees                                                             (372,260)           (112,239)         (201,448)
  Legal and audit fees                                                            (3,947)             (3,489)           (3,616)
  Registration fees                                                              (22,248)             (8,665)          (17,070)
  Directors' fees                                                                 (1,623)             (1,623)           (1,623)
  Shareholder reports                                                            (29,027)             (8,513)          (13,417)
  Other                                                                          (11,179)             (2,837)           (4,770)
                                                                           -------------        ------------     -------------
TOTAL EXPENSES                                                                  (863,229)           (285,151)         (497,040)
                                                                           -------------        ------------     -------------

LESS:
  Waived fees and reimbursed expenses                                                  -               6,568                 -
  Net Expenses                                                                  (863,229)           (278,583)         (497,040)
                                                                           -------------        ------------     -------------
NET INVESTMENT INCOME (LOSS)                                                     789,470            (219,895)         (385,738)
                                                                           -------------        ------------     -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
  Financial futures transactions                                              (4,150,986)                  0                 0
  Non-affiliated Underlying Funds                                             (5,153,924)         (1,206,590)       (1,907,389)
  Affiliated Underlying Funds                                                 (1,387,021)           (641,571)         (286,457)
  Allocations from affiliated Core Portfolios                                 (3,741,806)         (1,946,497)       (3,109,958)
                                                                           -------------        ------------     -------------
NET REALIZED LOSS FROM INVESTMENTS                                           (14,433,737)         (3,794,658)       (5,303,804)
                                                                           -------------        ------------     -------------

Net Change in Unrealized Appreciation (Depreciation) of:
  Securities                                                                         534                   0                 0
  Financial futures transactions                                               1,349,554                   0                 0
  Non-affiliated underlying funds                                             (2,116,447)         (2,883,846)       (5,868,174)
  Affiliated underlying funds                                                   (232,544)           (579,267)       (2,481,373)
  Allocations from affiliated core portfolios                                 (1,656,580)         (1,053,112)       (3,073,715)
                                                                           -------------        ------------     -------------
Net change in Unrealized Appreciation (Depreciation) of Investments           (2,655,483)         (4,516,225)      (11,423,262)
                                                                           -------------        ------------     -------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                              (17,089,220)         (8,310,883)      (16,727,066)
                                                                           -------------        ------------     -------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                       $ (16,299,750)       $ (8,530,778)    $ (17,112,804)
                                                                           -------------        ------------     -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS

WEALTHBUILDER PORTFOLIO                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                     WEALTHBUILDER
                                                                                                GROWTH BALANCED PORTFOLIO
                                                                                           -----------------------------------
                                                                                                   (UNAUDITED)
                                                                                                       FOR THE         FOR THE
                                                                                              SIX MONTHS ENDED      YEAR ENDED
                                                                                             NOVEMBER 30, 2002    MAY 31, 2002
------------------------------------------------------------------------------------------------------------------------------
BEGINNING NET ASSETS                                                                            $  159,693,407   $  78,469,035
                                                                                                --------------   -------------
OPERATIONS:
   Net investment income (loss)                                                                        789,470       1,136,419
   Net realized gain (loss) on sale of investments                                                 (14,433,737)     (1,069,977)
   Net change in unrealized appreciation (depreciation) of investments                              (2,655,483)     (7,257,045)
                                                                                                --------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                    (16,299,750)     (7,190,603)
                                                                                                --------------   -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                                                     0      (1,594,409)
   Net realized gain (loss) on sale of investments                                                           0        (685,290)
                                                                                                --------------   -------------
TOTAL DISTRIBUTION TO SHAREHOLDERS                                                                           0      (2,279,699)
                                                                                                --------------   -------------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                                                                        39,274,536     107,594,750
   Reinvestment of dividends                                                                                 0       2,181,603
   Cost of shares redeemed                                                                         (24,478,491)    (19,081,679)
                                                                                                --------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS                     14,796,045      90,694,674
                                                                                                --------------   -------------
INCREASE (DECREASE) IN NET ASSETS                                                                   (1,503,705)     81,224,372
                                                                                                --------------   -------------
ENDING NET ASSETS                                                                                  158,189,702     159,693,407
                                                                                                --------------   -------------

SHARES ISSUED AND REDEEMED:
   Shares sold                                                                                       4,157,768       9,870,870
   Shares issued in reinvestment of dividends                                                                0         198,108
   Shares redeemed                                                                                  (2,642,627)     (1,762,946)
                                                                                                --------------   -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING                                                        1,515,141       8,306,032
                                                                                                --------------   -------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME                                           $    1,925,521   $   1,136,051
                                                                                                ==============   =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                                                                      WEALTHBUILDER
                                                                                                GROWTH & INCOME PORTFOLIO
                                                                                           -----------------------------------
                                                                                                   (UNAUDITED)
                                                                                                       FOR THE         FOR THE
                                                                                              SIX MONTHS ENDED      YEAR ENDED
                                                                                             NOVEMBER 30, 2002    MAY 31, 2002
------------------------------------------------------------------------------------------------------------------------------
BEGINNING NET ASSETS                                                                            $   54,217,580   $  43,550,361
                                                                                                --------------   -------------
OPERATIONS:
   Net investment income (loss)                                                                       (219,895)       (382,865)
   Net realized gain (loss) on sale of investments                                                  (3,794,658)     (2,461,165)
   Net change in unrealized appreciation (depreciation) of investments                              (4,516,225)     (4,347,501)
                                                                                                --------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                     (8,530,778)     (7,191,531)
                                                                                                --------------   -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                                                     0        (793,167)
   Net realized gain (loss) on sale of investments                                                           0               0
                                                                                                --------------   -------------
TOTAL DISTRIBUTION TO SHAREHOLDERS                                                                           0        (793,167)
                                                                                                --------------   -------------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                                                                         8,227,202      26,346,756
   Reinvestment of dividends                                                                                 0         770,824
   Cost of shares redeemed                                                                          (8,844,561)     (8,465,663)
                                                                                                --------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS                       (617,359)     18,651,917
                                                                                                --------------   -------------
INCREASE (DECREASE) IN NET ASSETS                                                                   (9,148,137)     10,667,219
                                                                                                --------------   -------------
ENDING NET ASSETS                                                                                   45,069,443      54,217,580
                                                                                                --------------   -------------

SHARES ISSUED AND REDEEMED:
   Shares sold                                                                                         954,232       2,462,328
   Shares issued in reinvestment of dividends                                                                0          72,582
   Shares redeemed                                                                                  (1,057,056)       (797,523)
                                                                                                --------------   -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING                                                         (102,824)      1,737,387
                                                                                                --------------   -------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME                                           $     (219,895)  $           0
                                                                                                ==============   =============

                                                                                                      WEALTHBUILDER
                                                                                                    GROWTH PORTFOLIO
                                                                                           -----------------------------------
                                                                                                   (UNAUDITED)
                                                                                                       FOR THE         FOR THE
                                                                                              SIX MONTHS ENDED      YEAR ENDED
                                                                                             NOVEMBER 30, 2002    MAY 31, 2002
------------------------------------------------------------------------------------------------------------------------------
BEGINNING NET ASSETS                                                                            $  100,476,459   $  81,402,980
                                                                                                --------------   -------------
OPERATIONS:
   Net investment income (loss)                                                                       (385,738)       (584,495)
   Net realized gain (loss) on sale of investments                                                  (5,303,804)     (2,106,973)
   Net change in unrealized appreciation (depreciation) of investments                             (11,423,262)     (8,598,653)
                                                                                                --------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                    (17,112,804)    (11,290,121)
                                                                                                --------------   -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                                                     0        (223,239)
   Net realized gain (loss) on sale of investments                                                           0               0
                                                                                                --------------   -------------
TOTAL DISTRIBUTION TO SHAREHOLDERS                                                                           0        (223,239)
                                                                                                --------------   -------------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                                                                         8,067,581      44,495,776
   Reinvestment of dividends                                                                                 0         220,077
   Cost of shares redeemed                                                                         (13,120,784)    (14,129,014)
                                                                                                --------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS                     (5,053,203)     30,586,839
                                                                                                --------------   -------------
INCREASE (DECREASE) IN NET ASSETS                                                                  (22,166,007)     19,073,479
                                                                                                --------------   -------------
ENDING NET ASSETS                                                                                   78,310,452     100,476,459
                                                                                                --------------   -------------

SHARES ISSUED AND REDEEMED:
   Shares sold                                                                                         855,097       3,866,445
   Shares issued in reinvestment of dividends                                                                0          19,104
   Shares redeemed                                                                                  (1,431,471)     (1,245,711)
                                                                                                --------------   -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING                                                         (576,374)      2,639,838
                                                                                                --------------   -------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME                                           $     (385,738)  $           0
                                                                                                ==============   =============

WEALTHBUILDER PORTFOLIOS                                    FINANCIAL HIGHLIGHTS

                                                                                                NET REALIZED
                                                                    BEGINNING           NET              AND    DIVIDENDS
                                                                    NET ASSET    INVESTMENT       UNREALIZED     FROM NET
                                                                    VALUE PER        INCOME   GAIN (LOSS) ON   INVESTMENT
                                                                        SHARE        (LOSS)      INVESTMENTS       INCOME
-------------------------------------------------------------------------------------------------------------------------
WEALTHBUILDER GROWTH BALANCED PORTFOLIO
June 1, 2002 to November 30, 2002 (unaudited)                         $ 10.63          0.04            (1.10)        0.00
June 1, 2001 to May 31, 2002                                          $ 11.69          0.00            (0.83)       (0.16)
June 1, 2000 to May 31, 2001                                          $ 12.72          0.07            (0.20)       (0.11)
June 1, 1999 to May 31, 2000                                          $ 11.83          0.21             1.05        (0.14)
June 1, 1998 to May 31, 1999                                          $ 10.80          0.10             1.01        (0.07)
October 1, 1997(3) to May 31, 1998                                    $ 10.00          0.07             0.76        (0.03)

WEALTHBUILDER GROWTH & INCOME PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
June 1, 2002 to November 30, 2002 (unaudited)                         $ 10.12         (0.04)           (1.50)        0.00
June 1, 2001 to May 31, 2002                                          $ 12.03         (0.10)           (1.62)       (0.19)
June 1, 2000 to May 31, 2001                                          $ 14.10         (0.06)           (1.33)        0.00
June 1, 1999 to May 31, 2000                                          $ 11.96         (0.06)            2.33         0.00
June 1, 1998 to May 31, 1999                                          $ 10.97         (0.04)            1.04         0.00
October 1, 1997(3) to May 31, 1998                                    $ 10.00          0.00             0.97         0.00

WEALTHBUILDER GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
June 1, 2002 to November 30, 2002 (unaudited)                         $ 11.14         (0.05)           (1.81)        0.00
June 1, 2001 to May 31, 2002                                          $ 12.76         (0.07)           (1.52)       (0.03)
June 1, 2000 to May 31, 2001                                          $ 14.97         (0.10)           (1.87)        0.00
June 1, 1999 to May 31, 2000                                          $ 12.63         (0.08)            2.42         0.00
June 1, 1998 to May 31, 1999                                          $ 11.01         (0.07)            1.71         0.00
October 1, 1997(3) to May 31, 1998                                    $ 10.00         (0.01)            1.03        (0.01)

NOTES TO FINANCIAL HIGHLIGHTS

(1) These ratios do not include expenses from the Underlying Funds.

(2) Total return calculation does not include sales charge. Total return would have been lower had certain expenses not been reduced during the period shown.

(3) The Portfolios commenced operations on October 1, 1997.

                                                       DISTRIBUTIONS        ENDING    RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                                                            FROM NET     NET ASSET   ------------------------------------------
                                                            REALIZED     VALUE PER   NET INVESTMENT       NET          GROSS
                                                               GAINS         SHARE    INCOME (LOSS)   EXPENSES(1)   EXPENSES(1)
-------------------------------------------------------------------------------------------------------------------------------
WEALTHBUILDER GROWTH BALANCED PORTFOLIO
June 1, 2002 to November 30, 2002 (unaudited)                   0.00       $  9.57             1.07%         1.17%         1.17%
June 1, 2001 to May 31, 2002                                   (0.07)      $ 10.63             1.04%         1.25%         1.27%
June 1, 2000 to May 31, 2001                                   (0.79)      $ 11.69             1.51%         1.25%         1.52%
June 1, 1999 to May 31, 2000                                   (0.23)      $ 12.72             1.95%         1.25%         1.76%
June 1, 1998 to May 31, 1999                                   (0.01)      $ 11.83             1.28%         1.25%         1.85%
October 1, 1997(3) to May 31, 1998                              0.00       $ 10.80             0.02%         1.25%         2.64%

WEALTHBUILDER GROWTH & INCOME PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------
June 1, 2002 to November 30, 2002 (unaudited)                   0.00       $  8.58           (0.98)%         1.25%         1.28%
June 1, 2001 to May 31, 2002                                    0.00       $ 10.12           (0.83)%         1.25%         1.32%
June 1, 2000 to May 31, 2001                                   (0.68)      $ 12.03           (0.63)%         1.25%         1.78%
June 1, 1999 to May 31, 2000                                   (0.13)      $ 14.10           (0.59)%         1.25%         2.12%
June 1, 1998 to May 31, 1999                                   (0.01)      $ 11.96           (0.38)%         1.25%         1.95%
October 1, 1997(3) to May 31, 1998                              0.00       $ 10.97           (0.41)%         1.25%         2.90%

WEALTHBUILDER GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------
June 1, 2002 to November 30, 2002 (unaudited)                   0.00       $  9.28           (0.96)%         1.24%         1.24%
June 1, 2001 to May 31, 2002                                    0.00       $ 11.14           (0.69)%         1.25%         1.30%
June 1, 2000 to May 31, 2001                                   (0.24)      $ 12.76           (1.00)%         1.25%         1.69%
June 1, 1999 to May 31, 2000                                    0.00       $ 14.97           (0.99)%         1.25%         1.98%
June 1, 1998 to May 31, 1999                                   (0.02)      $ 12.63           (0.84)%         1.25%         2.00%
October 1, 1997(3) to May 31, 1998                              0.00       $ 11.01           (0.50)%         1.25%         3.32%


                                                                                  PORTFOLIO        NET ASSETS AT
                                                                        TOTAL      TURNOVER        END OF PERIOD
                                                                      RETURN(2)        RATE      (000'S OMITTED)
----------------------------------------------------------------------------------------------------------------
WEALTHBUILDER GROWTH BALANCED PORTFOLIO
June 1, 2002 to November 30, 2002 (unaudited)                           (9.97)%        22%            $ 158,190
June 1, 2001 to May 31, 2002                                            (7.09)%        28%            $ 159,693
June 1, 2000 to May 31, 2001                                            (1.28)%        29%            $  78,469
June 1, 1999 to May 31, 2000                                            10.72%         70%            $  33,749
June 1, 1998 to May 31, 1999                                            10.26%         59%            $  23,336
October 1, 1997(3) to May 31, 1998                                       8.35%         20%            $   9,300

WEALTHBUILDER GROWTH & INCOME PORTFOLIO
---------------------------------------------------------------------------------------------------------------
June 1, 2002 to November 30, 2002 (unaudited)                          (15.22)%         9%            $  45,069
June 1, 2001 to May 31, 2002                                           (14.36)%        30%            $  54,218
June 1, 2000 to May 31, 2001                                           (10.38)%        14%            $  43,550
June 1, 1999 to May 31, 2000                                            19.02%         63%            $  21,109
June 1, 1998 to May 31, 1999                                             9.11%         32%            $  10,657
October 1, 1997(3) to May 31, 1998                                       9.75%          7%            $   8,623

WEALTHBUILDER GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------------------------
June 1, 2002 to November 30, 2002 (unaudited)                          (16.70)%         9%            $  78,310
June 1, 2001 to May 31, 2002                                           (12.46)%        73%            $ 100,476
June 1, 2000 to May 31, 2001                                           (13.35)%        49%            $  81,403
June 1, 1999 to May 31, 2000                                            18.53%         32%            $  41,496
June 1, 1998 to May 31, 1999                                            14.94%         31%            $  12,942
October 1, 1997(3) to May 31, 1998                                      10.17%         16%            $   5,695

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WEALTHBUILDER PORTFOLIOS                           NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

      Wells Fargo Funds Trust (the "Trust") was organized on March 10, 1999 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust commenced operations on November 8, 1999, and is currently comprised of 67 separate series. These financial statements present the Wells Fargo WealthBuilder Growth Balanced Portfolio, the Wells Fargo WealthBuilder Growth and Income Portfolio, and the Wells Fargo WealthBuilder Growth Portfolio (each, a "Portfolio", collectively, the "Portfolios"), each a diversified series of the Trust.

      The Portfolios each seek to achieve their investment objectives by allocating their assets across asset classes of stocks, bonds and money market instruments by investing in a number of affiliated and non-affiliated funds ("Underlying Funds"). The Underlying Funds incur separate expenses in seeking to achieve their investment objectives. The financial statements and financial highlights for the Underlying Funds are presented in separate financial statements and may be obtained from Wells Fargo Investor Services or from the servicing agent of the non-affiliated funds.

2. SIGNIFICANT ACCOUNTING POLICIES

      The following significant accounting policies, which are consistently followed by the Trust in the preparation of its financial statements, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

      Each Portfolio determines its net asset value as of 4:00 p.m. (Eastern
    Time) on each Portfolio business day. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the valuation date. The Portfolios' investments in the Underlying Funds structured as partnerships (the "Master Portfolios") are valued daily based upon each Portfolio's proportionate share of each Master Portfolio's net assets, which are also valued daily. Short-term securities that mature in sixty days or less are valued at amortized cost which approximates value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily. Each Portfolio records its pro rata share of the Master Portfolio's net investment income, and realized and unrealized gain and loss daily.

      Dividend income is recognized on the ex-dividend date for each Underlying Fund.

REPURCHASE AGREEMENTS

      Each Portfolio may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other Portfolios advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the Portfolios' custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held by the Portfolios are collateralized by instruments such as U.S. Treasury or federal agency obligations.

DISTRIBUTIONS TO SHAREHOLDERS

      Dividends to shareholders from net investment income, if any, are declared and distributed at least annually. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

      Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from generally accepted accounting principles. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. The differences between the income or gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on sales of investments in the accompanying Statements of Changes in Net Assets. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax treatment; temporary differences do not require reclassifications.

EXPENSE ALLOCATIONS

      The Trust accounts separately for the assets and liabilities and the operations of each Portfolio. Expenses that are directly attributable to more than one Portfolio are allocated among the respective Portfolios.

FEDERAL INCOME TAXES

      Each Portfolio is treated as a separate entity for federal income tax purposes. It is the policy of each Portfolio of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Internal Revenue Code, and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at November 30, 2002.

      The following Portfolios had estimated net capital loss carryforwards at May 31, 2002, which are available to offset future net realized capital gains:

                                                                               CAPITAL LOSS
      PORTFOLIO NAME                                             YEAR EXPIRES  CARRYFORWARDS
      Wells Fargo WealthBuilder Growth Balanced Portfolio            2010       $      3,097
      Wells Fargo WealthBuilder Growth and Income Portfolio          2009             93,617
                                                                     2010            946,811
      Wells Fargo WealthBuilder Growth Portfolio                     2010         13,652,570

      At May 31, 2002, the Wells Fargo WealthBuilder Growth and Income Portfolio had a post-October capital loss of $1,329,802, which is treated as realized for tax purposes on the first day of the current fiscal year.

FUTURES CONTRACTS

      Each Portfolio may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Portfolio is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Portfolio is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. On November 30, 2002, the WealthBuilder Growth Balanced Portfolio held the following long and short futures contracts:

                                                                                                             NET UNREALIZED
                                                                         EXPIRATION          NOTIONAL         APPRECIATION
      CONTRACTS                PORTFOLIO                  TYPE              DATE          CONTRACT VALUE     (DEPRECIATION)
      Short 195  WealthBuilder Growth Balanced Fund    U.S. T-Bonds     December 2002       21,291,562           434,179
      Long 100   WealthBuilder Growth Balanced Fund   S & P 500 Index   December 2002       23,400,000           915,375

3. ADVISORY FEES

      The Trust has entered into an advisory contract on behalf of the Portfolios with Wells Fargo Funds Management, LLC ("Funds Management"). Funds Management assumed investment advisory responsibilities for each of the Portfolios on March 1, 2001. Funds Management, an indirect wholly-owned subsidiary of Wells Fargo & Company and an affiliate of Wells Fargo Bank, N.A. ("WFB"), was created to succeed to the mutual fund advisory and administrative responsibilities of WFB in early 2001. The Portfolios' adviser is responsible for implementing the investment policies and guidelines for the Portfolios, and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Portfolios.

      Pursuant to the advisory contract, Funds Management is entitled to receive an annual investment advisory fee of 0.35% of each Portfolio's average daily net assets for providing advisory services including the determination of the asset allocations of each Portfolio's investments in the various Underlying Funds. Funds Management also acts as adviser to, and is entitled to receive a fee from each Master Portfolio or affiliated Fund.

      Wells Capital Management Incorporated ("Wells Capital Management"), an affiliate of Funds Management, acts as sub-adviser for the Portfolios. Wells Capital Management is entitled to receive from Funds Management, as compensation for its sub-advisory services to the Portfolios, an annual sub-advisory fee of 0.05% of each Portfolio's average daily net assets.

4. DISTRIBUTION FEES

      The Trust has adopted a Distribution Plan ("Plan") for the Portfolios pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes the payment of all or part of the cost of preparing, printing, and distributing prospectuses and distribution related services. Distribution fees are charged to the Portfolios and paid to Stephens, Inc. ("Stephens") at an annual rate not to exceed 0.75% of average daily net assets. The distribution fees paid on behalf of the Portfolios for the period ended November 30, 2002 are disclosed on the Statement of Operations.

5. ADMINISTRATION

      The Trust has entered into an administration agreement on behalf of the Portfolios with Funds Management whereby Funds Management is entitled to receive monthly fees at the annual rate of 0.15% of each Portfolio's average daily net assets.

6. OTHER FEES AND TRANSACTIONS WITH AFFILIATES

      The Trust has entered into a contract on behalf of the Portfolios with Boston Financial Data Services Inc. ("BFDS"), whereby BFDS provides transfer agency services to the Portfolios. WFB has been engaged by BFDS to provide sub-transfer agency services for the Portfolios. For providing such services, BFDS is entitled to receive a per-account fee plus transaction fees and certain out-of-pocket costs. BFDS is also entitled to receive a complex based fee from all funds of the Trust and Wells Fargo Variable Trust. The transfer agency fees paid by the Portfolios for the period ended November 30, 2002 are disclosed on the Statement of Operations.

      Forum Accounting Services, LLC ("Forum") provides portfolio accounting services to the Portfolios. For these services, Forum is entitled to receive a fixed monthly fee, a basis point fee of 0.0025% of the average daily net assets of each Portfolio, and will be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

      The Trust has entered into a contract on behalf of each Portfolio with Wells Fargo Bank Minnesota, N.A. ("WFB, MN"), whereby WFB, MN is responsible for providing custody services for the Portfolios. Pursuant to the contracts, WFB, MN is entitled to certain transaction charges plus a monthly fee for custody services at the annual rate of 0.02% of the average daily net assets of each Portfolio. Currently, the Portfolios are not charged for custody services.

7. WAIVED FEES AND REIMBURSED EXPENSES

      All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the period ended November 30, 2002 were waived by Funds Management.

8. INVESTMENT PORTFOLIO TRANSACTIONS

      Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for each Portfolio for the period ended November 30, 2002 were as follows:

      PORTFOLIO                                                          PURCHASES AT COST   SALES PROCEEDS
      Wells Fargo WealthBuilder Growth Balanced Portfolio                  $ 43,136,376      $ 33,373,755
      Wells Fargo WealthBuilder Growth and Income Portfolio                   5,508,956         3,986,178
      Wells Fargo WealthBuilder Growth Portfolio                              9,375,437         7,293,191

9. BANK BORROWINGS

      All of the funds in the Trust and Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with The Bank of New York, whereby the funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $225 million, collectively. Interest is charged to each fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.40%. In addition, the funds pay a quarterly commitment fee equal to 0.1% per annum of the credit line. No borrowings under the agreement occurred during the period ended November 30, 2002.

BOARD OF TRUSTEES                                       WEALTHBUILDER PORTFOLIOS

BOARD OF TRUSTEES

      The following table provides basic information about the Board of Trustees ("Trustees") of the Trust and supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Portfolio. Each of the Trustees listed below acts in identical capacities for each of the 91 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Nominating Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INTERESTED TRUSTEES**

                            POSITION HELD AND       PRINCIPAL OCCUPATIONS DURING
   NAME AND AGE             LENGTH OF SERVICE***    PAST FIVE YEARS                  OTHER DIRECTORSHIPS
   Robert C. Brown          Trustee                 Retired. Director, Federal       None
   71                       since 1992              Farm Credit Banks Funding
                                                    Corporation and Farm Credit
                                                    System Financial Assistance
                                                    Corporation until February
                                                    1999.

   W. Rodney Hughes         Trustee                 Private Investor.                Barclays Global Investor
   76                       since 1987                                               Funds/Master Investment
                                                                                     Portfolio (23 portfolios)

   J. Tucker Morse          Trustee                 Private Investor/Real Estate     None
   58                       since 1987              Developer; Chairman of White
                                                    Point Capital, LLC.

NON-INTERESTED TRUSTEES

                            POSITION HELD AND       PRINCIPAL OCCUPATIONS DURING
   NAME AND AGE             LENGTH OF SERVICE***    PAST FIVE YEARS                  OTHER DIRECTORSHIPS
   Thomas S. Goho           Trustee                 Wake Forest University,          None
   60                       since 1987              Calloway School of Business
                                                    and Accountancy, Benson-
                                                    Pruitt Profesorship since 1999,
                                                    Associate Professor of Finance
                                                    1994-1999.

   Peter G. Gordon          Trustee                 Chairman, CEO, and Co-           None
   60                       since 1998              Founder of Crystal Geyser
                            (Lead Trustee since     Water Company and President
                            2001)                   of Crystal Geyser Roxane
                                                    Water Company.

   Richard M. Leach         Trustee                 President of Richard M. Leach    None
   69                       since 1987              Associates (a financial
                                                    consulting firm).

   Timothy J. Penny         Trustee                 Senior Counselor to the public   None
   51                       since 1996              relations firm of Himle-Horner
                                                    and Senior Fellow at the
                                                    Humphrey Institute,
                                                    Minneapolis, Minnesota (a
                                                    public policy organization).

   Donald C. Willeke        Trustee                 Principal in the law firm of     None
   62                       since 1996              Willeke & Daniels.

OFFICERS

                            POSITION HELD AND       PRINCIPAL OCCUPATIONS DURING
   NAME AND AGE             LENGTH OF SERVICE       PAST FIVE YEARS                  OTHER DIRECTORSHIPS
   Michael J. Hogan         President               Executive Vice President of      None
   43                       Since 2000              Wells Fargo Bank, N.A.
                                                    President of Wells Fargo Funds
                                                    Management, LLC since
                                                    March 2001. Senior Vice
                                                    President of Wells Fargo Bank,
                                                    N.A. from April 1997 to July
                                                    1999. Vice President of
                                                    American Express Financial
                                                    Advisors until April 1997.

   Karla M. Rabusch         Treasurer,              Senior Vice President of Wells   None
   43                       Since 2000              Fargo Bank, N.A. Senior Vice
                                                    President and Chief
                                                    Administrative Officer of Wells
                                                    Fargo Funds Management,
                                                    LLC since March 2001. Vice
                                                    President of Wells Fargo Bank,
                                                    N.A. from December 1997 to
                                                    May 2000. Prior thereto,
                                                    Director of Managed Assets
                                                    Investment Accounting of
                                                    American Express Financial
                                                    Advisors until November 1997.

   C. David Messman         Secretary               Vice President and Senior        None
   42                       Since 2000              Counsel of Wells Fargo Bank,
                                                    N.A. Vice President and
                                                    Secretary of Wells Fargo Funds
                                                    Management, LLC since March
                                                    2001.

   * The Statement of Additional Information includes additional information about the Portfolios' Trustees and is available, without charge, upon request, by calling 1-800-222-8222.

  ** Currently, three of the eight Trustees are considered "interested persons" of the Trusts as defined in the Investment Company Act of 1940. Two of the interested Trustees, Robert C. Brown and W. Rodney Hughes, own securities of Wells Fargo & Company, and one of the interested Trustees, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

 *** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

LIST OF ABBREVIATIONS                                   WEALTHBUILDER PORTFOLIOS

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG       -- ASSOCIATION OF BAY AREA GOVERNMENTS
ADR        -- AMERICAN DEPOSITORY RECEIPTS
AMBAC      -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
AMT        -- ALTERNATIVE MINIMUM TAX
ARM        -- ADJUSTABLE RATE MORTGAGES
BART       -- BAY AREA RAPID TRANSIT
CDA        -- COMMUNITY DEVELOPMENT AUTHORITY
CDSC       -- CONTINGENT DEFERRED SALES CHARGE
CGIC       -- CAPITAL GUARANTY INSURANCE COMPANY
CGY        -- CAPITAL GUARANTY CORPORATION
CMT        -- CONSTANT MATURITY TREASURY
COFI       -- COST OF FUNDS INDEX
Connie Lee -- CONNIE LEE INSURANCE COMPANY
COP        -- CERTIFICATE OF PARTICIPATION
CP         -- COMMERCIAL PAPER
CTF        -- COMMON TRUST FUND
DW&P       -- DEPARTMENT OF WATER & POWER
DWR        -- DEPARTMENT OF WATER RESOURCES
EDFA       -- EDUCATION FINANCE AUTHORITY
FGIC       -- FINANCIAL GUARANTY INSURANCE CORPORATION
FHA        -- FEDERAL HOUSING AUTHORITY
FHLB       -- FEDERAL HOME LOAN BANK
FHLMC      -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA       -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
FRN        -- FLOATING RATE NOTES
FSA        -- FINANCIAL SECURITY ASSURANCE, INC
GNMA       -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
GO         -- GENERAL OBLIGATION
HFA        -- HOUSING FINANCE AUTHORITY
HFFA       -- HEALTH FACILITIES FINANCING AUTHORITY
IDA        -- INDUSTRIAL DEVELOPMENT AUTHORITY
LIBOR      -- LONDON INTERBANK OFFERED RATE
LLC        -- LIMITED LIABILITY CORPORATION
LOC        -- LETTER OF CREDIT
LP         -- LIMITED PARTNERSHIP
MBIA       -- MUNICIPAL BOND INSURANCE ASSOCIATION
MFHR       -- MULTI-FAMILY HOUSING REVENUE
MUD        -- MUNICIPAL UTILITY DISTRICT
MTN        -- MEDIUM TERM NOTE
PCFA       -- POLLUTION CONTROL FINANCE AUTHORITY
PCR        -- POLLUTION CONTROL REVENUE
PFA        -- PUBLIC FINANCE AUTHORITY
PLC        -- PRIVATE PLACEMENT
PSFG       -- PUBLIC SCHOOL FUND GUARANTY
RAW        -- REVENUE ANTICIPATION WARRANTS
RDA        -- REDEVELOPMENT AUTHORITY
RDFA       -- REDEVELOPMENT FINANCE AUTHORITY
R&D        -- RESEARCH & DEVELOPMENT
SFMR       -- SINGLE FAMILY MORTGAGE REVENUE
TBA        -- TO BE ANNOUNCED
TRAN       -- TAX REVENUE ANTICIPATION NOTES
USD        -- UNIFIED SCHOOL DISTRICT
V/R        -- VARIABLE RATE
WEBS       -- WORLD EQUITY BENCHMARK SHARES

THIS PAGE IS INTENTIONALLY LEFT BLANK --

DATED MATERIAL
PLEASE EXPEDITE

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE WELLS FARGO FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

WELLS FARGO FUNDS MANAGEMENT, LLC, A WHOLLY-OWNED SUBSIDIARY OF WELLS FARGO & COMPANY, PROVIDES INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES FOR THE WELLS FARGO FUNDS. OTHER AFFILIATES OF WELLS FARGO & COMPANY PROVIDE SUB-ADVISORY AND OTHER SERVICES FOR THE FUNDS. THE FUNDS ARE DISTRIBUTED BY STEPHENS INC., MEMBER NYSE/SIPC. WELLS FARGO & COMPANY AND ITS AFFILIATES ARE NOT AFFILIATED WITH STEPHENS INC.

MORE INFORMATION ABOUT WELLS FARGO FUNDS IS AVAILABLE FREE UPON REQUEST. TO OBTAIN LITERATURE, PLEASE WRITE OR CALL:

WELLS FARGO FUNDS
PO BOX 8266
BOSTON, MA 02266-8266

WELLS FARGO FUNDS INVESTOR SERVICES: 1-800-222-8222

                                                                    AR013(11/02)